Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and Other Receivables
Note 13: Trade and Other Receivables

	December 31,

	2020	2019
Trade receivables	1,195	1,184
Less: allowance for doubtful accounts	(37)	(30)
Less: allowance for sales adjustments	(36)	(34)
Net trade receivables	1,122	1,120
Other receivables (1)	29	47
Trade and other receivables	1,151	1,167
(1) At December 31, 2020 and 2019, includes $11 million and $27 million, respectively, due from Refinitiv. There are no expected credit losses associated with this receivable. See note 31.

The aging of gross trade receivables at each reporting date was as follows:

	December 31,

	2020	2019
Current	751	806
Past due 1-30 days	195	185
Past due 31-60 days	72	63
Past due 61-90 days	42	36
Past due >91 days	135	94
Balance at December 31	1,195	1,184
Allowance for doubtful accounts
The change in the allowance for doubtful accounts was as follows:

	December 31,

	2020	2019
Balance at beginning of year	30	30
Charges	51	29
Write-offs	(44)	(28)
Disposals of businesses	-	(1)
Balance at end of year	37	30
The Company is exposed to normal credit risk with respect to its accounts receivable and maintains provisions for credit losses. The potential for such losses is mitigated because customer creditworthiness is evaluated before credit is extended and there is no significant exposure to any single customer.
The Company estimates credit losses for trade receivables by aggregating similar customer types together, because they tend to share similar credit risk characteristics, taking into consideration the number of days the receivable is past due. Provision rates for the allowance for doubtful accounts are based on historical credit loss experience and calibrated, based on management’s judgment, with forward looking information about a debtor’s ability to pay, including estimates related to the global economic crisis caused by the
COVID-19
pandemic. Trade and other receivables are written off when there is no reasonable expectation of recovery, such as the bankruptcy of the debtor.